Intangible Assets, Net (Details) - Schedule of acquired intangible asset	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Acquired Intangible Asset [Abstract]
Copyrights	¥ 8,955,000	$ 1,334,297	¥ 8,955,000
Customer relationship	26,845,600	4,000,000	25,502,800
Non-compete agreements	42,200,000	6,287,809	42,200,000
Technology know-hows	3,002,184	447,326	2,852,016
Subtotal	81,002,784	12,069,432	79,509,816
Less: accumulated amortization	(56,488,214)	(8,416,756)	(51,628,879)
Intangible assets, net	¥ 24,514,570	$ 3,652,676	¥ 27,880,937